UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2012

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.4%
Cooper Tire & Rubber Co.	87,730	$1,538,784
Superior Industries International Inc.	95,775	1,567,837

Total Auto Components		3,106,621

Diversified Consumer Services - 1.6%
Sotheby’s Holdings Inc.	29,010	967,774
Steiner Leisure Ltd.	58,178	2,700,041	*

Total Diversified Consumer Services		3,667,815

Hotels, Restaurants & Leisure - 1.4%
PF Chang’s China Bistro Inc.	59,250	3,049,597

Household Durables - 1.4%
Ryland Group Inc.	65,600	1,678,048
Toll Brothers Inc.	48,130	1,430,905	*

Total Household Durables		3,108,953

Specialty Retail - 4.5%
Ann Inc.	88,740	2,261,982	*
Cato Corp., Class A Shares	45,954	1,399,759
Children’s Place Retail Stores Inc.	46,981	2,341,063	*
Guess? Inc.	81,110	2,463,311
MarineMax Inc.	154,360	1,467,964	*

Total Specialty Retail		9,934,079

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc.	32,208	893,128	*

TOTAL CONSUMER DISCRETIONARY		23,760,193

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 2.6%
Pantry Inc.	294,537	4,329,694	*
Weis Markets Inc.	34,300	1,527,036

Total Food & Staples Retailing		5,856,730

Household Products - 0.9%
Central Garden and Pet Co., Class A Shares	170,410	1,855,765	*

TOTAL CONSUMER STAPLES		7,712,495

ENERGY - 6.1%
Energy Equipment & Services - 4.2%
C&J Energy Services Inc.	58,260	1,077,810	*
Cal Dive International Inc.	387,920	1,124,968	*
Gulf Island Fabrication Inc.	47,900	1,351,259
Matrix Service Co.	217,732	2,471,258	*
Natural Gas Services Group	78,960	1,170,187	*
TETRA Technologies Inc.	109,820	783,017	*
Tidewater Inc.	28,670	1,329,141

Total Energy Equipment & Services		9,307,640

Oil, Gas & Consumable Fuels - 1.9%
Bill Barrett Corp.	75,980	1,627,492	*
Carrizo Oil & Gas Inc.	78,850	1,853,764	*
Rex Energy Corp.	76,640	859,134	*

Total Oil, Gas & Consumable Fuels		4,340,390

TOTAL ENERGY		13,648,030

EXCHANGE-TRADED FUNDS - 1.7%
iShares Trust - iShares Russell 2000 Value Index Fund	52,630	3,704,626

FINANCIALS - 37.7%
Capital Markets - 6.4%
Affiliated Managers Group Inc.	42,320	4,631,924	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Capital Markets - 6.4% (continued)
Cohen & Steers Inc.	36,340	$1,254,093
Greenhill & Co. Inc.	56,290	2,006,739
HFF Inc., Class A Shares	160,267	2,234,122	*
Raymond James Financial Inc.	74,450	2,549,168
Waddell & Reed Financial Inc., Class A Shares	53,080	1,607,262

Total Capital Markets		14,283,308

Commercial Banks - 12.0%
Bancorp Inc.	412,146	3,894,780	*
Cullen/Frost Bankers Inc.	39,138	2,250,044
First Republic Bank	49,340	1,657,824	*
First Security Group Inc.	27,058	80,903	*
FirstMerit Corp.	142,510	2,354,265
IBERIABANK Corp.	59,139	2,983,563
Signature Bank	71,970	4,388,011	*
SVB Financial Group	73,210	4,298,891	*
Tompkins Trustco Inc.	20,622	777,037
Umpqua Holdings Corp.	75,295	990,882
Wintrust Financial Corp.	86,590	3,073,945

Total Commercial Banks		26,750,145

Insurance - 7.3%
Allied World Assurance Co. Holdings AG	95,010	7,550,445
Arch Capital Group Ltd.	74,630	2,962,065	*
Axis Capital Holdings Ltd.	85,710	2,789,861
EMC Insurance Group Inc.	47,262	954,692
Meadowbrook Insurance Group Inc.	210,660	1,851,701

Total Insurance		16,108,764

Real Estate Investment Trusts (REITs) - 9.2%
BioMed Realty Trust Inc.	157,090	2,934,441
Campus Crest Communities Inc.	177,150	1,840,588
Corporate Office Properties Trust	32,560	765,486
Cousins Properties Inc.	163,720	1,268,830
EastGroup Properties Inc.	37,530	2,000,349
Hersha Hospitality Trust	244,900	1,293,072
LaSalle Hotel Properties	83,374	2,429,518
Mid-America Apartment Communities Inc.	38,930	2,656,583
Pebblebrook Hotel Trust	186,740	4,352,909
Senior Housing Properties Trust	23,880	533,002
Washington Real Estate Investment Trust	16,210	461,175

Total Real Estate Investment Trusts (REITs)		20,535,953

Real Estate Management & Development - 1.3%
CBRE Group Inc., Class A Shares	113,060	1,849,662	*
Jones Lang LaSalle Inc.	15,230	1,071,735

Total Real Estate Management & Development		2,921,397

Thrifts & Mortgage Finance - 1.5%
BankUnited	50,200	1,183,716
People’s United Financial Inc.	106,986	1,242,107
Westfield Financial Inc.	113,190	826,287

Total Thrifts & Mortgage Finance		3,252,110

TOTAL FINANCIALS		83,851,677

HEALTH CARE - 4.6%
Biotechnology - 1.8%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	30,093	3,910,736

Health Care Providers & Services - 2.8%
Cross Country Healthcare Inc.	109,401	478,082	*
LifePoint Hospitals Inc.	67,440	2,763,691	*
MModal Inc.	162,221	2,105,629	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.8% (continued)
Select Medical Holdings Corp.	96,200	$972,582	*

Total Health Care Providers & Services		6,319,984

TOTAL HEALTH CARE		10,230,720

INDUSTRIALS - 13.7%
Building Products - 0.6%
Gibraltar Industries Inc.	143,272	1,487,164	*

Commercial Services & Supplies - 1.4%
ACCO Brands Corp.	53,840	556,706	*
EnergySolutions Inc.	200,300	338,507	*
TMS International Corp., Class A Shares	109,820	1,094,905	*
United Stationers Inc.	43,082	1,161,060

Total Commercial Services & Supplies		3,151,178

Construction & Engineering - 1.9%
EMCOR Group Inc.	74,466	2,071,644
Granite Construction Inc.	15,280	398,961
Tutor Perini Corp.	137,870	1,746,813	*

Total Construction & Engineering		4,217,418

Electrical Equipment - 0.3%
GrafTech International Ltd.	71,220	687,273	*

Machinery - 5.0%
Albany International Corp., Class A Shares	29,486	551,683
Altra Holdings Inc.	125,380	1,978,496
Gardner Denver Inc.	28,850	1,526,454
Oshkosh Corp.	102,170	2,140,461	*
RBC Bearings Inc.	51,870	2,453,451	*
Snap-on Inc.	39,603	2,465,287

Total Machinery		11,115,832

Marine - 0.8%
Diana Shipping Inc.	111,510	867,548	*
Kirby Corp.	17,930	844,144	*

Total Marine		1,711,692

Professional Services - 1.3%
CDI Corp.	4,560	74,784
Hudson Global Inc.	113,640	473,879	*
Korn/Ferry International	32,770	470,249	*
TrueBlue Inc.	119,706	1,853,049	*

Total Professional Services		2,871,961

Road & Rail - 2.4%
Genesee & Wyoming Inc., Class A Shares	59,220	3,129,185	*
Old Dominion Freight Line Inc.	50,025	2,165,582	*

Total Road & Rail		5,294,767

TOTAL INDUSTRIALS		30,537,285

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.3%
Bel Fuse Inc., Class B Shares	30,161	531,135
Black Box Corp.	50,142	1,439,076
Digi International Inc.	118,600	1,214,464	*
InterDigital Inc.	33,840	998,618
Plantronics Inc.	96,830	3,234,122

Total Communications Equipment		7,417,415

Computers & Peripherals - 0.2%
Rimage Corp.	41,047	328,376

Electronic Equipment, Instruments & Components - 2.3%
AVX Corp.	217,160	2,321,440

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.3% (continued)
Park Electrochemical Corp.	110,660	$2,863,881

Total Electronic Equipment, Instruments & Components		5,185,321

Semiconductors & Semiconductor Equipment - 4.3%
Exar Corp.	206,040	1,681,286	*
ON Semiconductor Corp.	398,120	2,826,652	*
Teradyne Inc.	303,420	4,266,085	*
Veeco Instruments Inc.	21,360	733,930	*

Total Semiconductors & Semiconductor Equipment		9,507,953

TOTAL INFORMATION TECHNOLOGY		22,439,065

MATERIALS - 5.7%
Chemicals - 2.1%
A. Schulman Inc.	57,540	1,142,169
Ferro Corp.	140,660	675,168	*
Koppers Holdings Inc.	49,000	1,666,000
PolyOne Corp.	78,990	1,080,583

Total Chemicals		4,563,920

Containers & Packaging - 0.8%
AptarGroup Inc.	34,732	1,773,069

Metals & Mining - 1.7%
Carpenter Technology Corp.	22,090	1,056,786
Haynes International Inc.	6,430	327,544
Horsehead Holding Corp.	89,760	894,010	*
Olympic Steel Inc.	21,150	347,283
RTI International Metals Inc.	52,720	1,193,053	*

Total Metals & Mining		3,818,676

Paper & Forest Products - 1.1%
Louisiana-Pacific Corp.	230,970	2,512,953	*

TOTAL MATERIALS		12,668,618

UTILITIES - 4.8%
Electric Utilities - 2.9%
Cleco Corp.	29,630	1,239,423
MGE Energy Inc.	36,857	1,743,336
Portland General Electric Co.	68,520	1,826,743
UNS Energy Corp.	42,030	1,614,372

Total Electric Utilities		6,423,874

Gas Utilities - 1.9%
Laclede Group Inc.	18,650	742,457
New Jersey Resources Corp.	26,084	1,137,523
Northwest Natural Gas Co.	32,954	1,568,610
WGL Holdings Inc.	16,780	667,005

Total Gas Utilities		4,115,595

TOTAL UTILITIES		10,539,469

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,257,133)		219,092,178

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $485,006;(Fully collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/6/13 to 6/30/15; Market value -$494,701) (Cost - $485,000)	0.150%	7/2/12	$485,000	485,000

TOTAL INVESTMENTS - 98.8% (Cost - $176,742,133#)				219,577,178
Other Assets in Excess of Liabilities - 1.2%				2,740,796

TOTAL NET ASSETS - 100.0%				$222,317,974

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$219,092,178	—	—	$219,092,178
Short-term investments†	—	$485,000	—	485,000

Total investments	$219,092,178	$485,000	—	$219,577,178

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,698,070
Gross unrealized depreciation	(16,863,025)

Net unrealized appreciation	$42,835,045

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2012, the Fund did not invest in any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2012